Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Outstanding Potentially Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because to do so would be anti-dilutive.

	Nine Months Ended September 30,
	2017	2016
Warrants for common stock	71,257	71,257
Common stock options and restricted stock awards issued and outstanding	1,565,573	1,190,913

	1,636,830	1,262,170

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because to do so would be anti-dilutive.

	December 31, 2016	December 31, 2015	December 31, 2014
Warrants for common stock	71,257	71,257	71,257
Common stock options and restricted stock awards issued and outstanding	871,203	1,363,027	1,198,830

	942,460	1,434,284	1,270,087

Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the balance sheets that sum to the total of the same such amounts shown in the statement of cash flows.

	September 30,
	2017	2016
Cash and cash equivalents	$5,750,266	$14,363,899
Restricted cash	93,382	200,000

Total cash, cash equivalents and restricted cash	$5,843,648	$14,563,899